Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DIAMOND HILL FUNDS
Entity Central Index Key	0001032423
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Small Cap Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Investor
Trading Symbol	DHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$63	1.26%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSCX) returned 3.27% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2000 Index returned 1.73%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	3.27%	12.46%	9.06%	5.58%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2000 Index	1.73%	10.06%	6.94%	7.00%

Net Assets	$ 225,712,362
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 916,815
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$225,712,362
Number of Portfolio Holdings	58
Portfolio Turnover Rate (%)	20%
Total Advisory Fees Paid ($)	$916,815

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2%
First Advantage Corp.	4.2%
FTAI Aviation Ltd.	4.0%
Ashland, Inc.	4.0%
Triumph Financial, Inc.	3.7%
Live Oak Bancshares, Inc.	3.6%
Mr. Cooper Group, Inc.	3.4%
Bank OZK	3.3%
Enovis Corp.	3.2%
Civitas Resources, Inc.	3.1%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2%
First Advantage Corp.	4.2%
FTAI Aviation Ltd.	4.0%
Ashland, Inc.	4.0%
Triumph Financial, Inc.	3.7%
Live Oak Bancshares, Inc.	3.6%
Mr. Cooper Group, Inc.	3.4%
Bank OZK	3.3%
Enovis Corp.	3.2%
Civitas Resources, Inc.	3.1%

Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Class I
Trading Symbol	DHSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSIX) returned 3.46% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2000 Index returned 1.73%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	3.46%	12.77%	9.37%	5.88%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2000 Index	1.73%	10.06%	6.94%	7.00%

Net Assets	$ 225,712,362
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 916,815
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$225,712,362
Number of Portfolio Holdings	58
Portfolio Turnover Rate (%)	20%
Total Advisory Fees Paid ($)	$916,815

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2%
First Advantage Corp.	4.2%
FTAI Aviation Ltd.	4.0%
Ashland, Inc.	4.0%
Triumph Financial, Inc.	3.7%
Live Oak Bancshares, Inc.	3.6%
Mr. Cooper Group, Inc.	3.4%
Bank OZK	3.3%
Enovis Corp.	3.2%
Civitas Resources, Inc.	3.1%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2%
First Advantage Corp.	4.2%
FTAI Aviation Ltd.	4.0%
Ashland, Inc.	4.0%
Triumph Financial, Inc.	3.7%
Live Oak Bancshares, Inc.	3.6%
Mr. Cooper Group, Inc.	3.4%
Bank OZK	3.3%
Enovis Corp.	3.2%
Civitas Resources, Inc.	3.1%

Small Cap Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Class Y
Trading Symbol	DHSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSYX) returned 3.45% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2000 Index returned 1.73%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	3.45%	12.93%	9.51%	6.00%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2000 Index	1.73%	10.06%	6.94%	7.00%

Net Assets	$ 225,712,362
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 916,815
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$225,712,362
Number of Portfolio Holdings	58
Portfolio Turnover Rate (%)	20%
Total Advisory Fees Paid ($)	$916,815

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2%
First Advantage Corp.	4.2%
FTAI Aviation Ltd.	4.0%
Ashland, Inc.	4.0%
Triumph Financial, Inc.	3.7%
Live Oak Bancshares, Inc.	3.6%
Mr. Cooper Group, Inc.	3.4%
Bank OZK	3.3%
Enovis Corp.	3.2%
Civitas Resources, Inc.	3.1%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	6.2%
First Advantage Corp.	4.2%
FTAI Aviation Ltd.	4.0%
Ashland, Inc.	4.0%
Triumph Financial, Inc.	3.7%
Live Oak Bancshares, Inc.	3.6%
Mr. Cooper Group, Inc.	3.4%
Bank OZK	3.3%
Enovis Corp.	3.2%
Civitas Resources, Inc.	3.1%

Small-Mid Cap Fund - Investor class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Investor
Trading Symbol	DHMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$60	1.21%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMAX) returned 0.55% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2500 Index returned 2.35%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	0.55%	5.29%	6.60%	6.14%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2500 Index	2.35%	10.47%	8.31%	7.99%

Net Assets	$ 1,343,915,587
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 5,769,331
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$1,343,915,587
Number of Portfolio Holdings	62
Portfolio Turnover Rate (%)	11%
Total Advisory Fees Paid ($)	$5,769,331

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.4%
WESCO International, Inc.	5.0%
Post Holdings, Inc.	4.3%
Ashland, Inc.	3.6%
Mr. Cooper Group, Inc.	3.5%
CubeSmart	3.4%
Regal Rexnord Corp.	3.2%
Gates Industrial Corp. plc	2.7%
Webster Financial Corp.	2.5%
Lancaster Colony Corp.	2.5%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.4%
WESCO International, Inc.	5.0%
Post Holdings, Inc.	4.3%
Ashland, Inc.	3.6%
Mr. Cooper Group, Inc.	3.5%
CubeSmart	3.4%
Regal Rexnord Corp.	3.2%
Gates Industrial Corp. plc	2.7%
Webster Financial Corp.	2.5%
Lancaster Colony Corp.	2.5%

Small-Mid Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Class I
Trading Symbol	DHMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMIX) returned 0.71% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2500 Index returned 2.35%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	0.71%	5.64%	6.90%	6.44%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2500 Index	2.35%	10.47%	8.31%	7.99%

Net Assets	$ 1,343,915,587
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 5,769,331
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$1,343,915,587
Number of Portfolio Holdings	62
Portfolio Turnover Rate (%)	11%
Total Advisory Fees Paid ($)	$5,769,331

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.4%
WESCO International, Inc.	5.0%
Post Holdings, Inc.	4.3%
Ashland, Inc.	3.6%
Mr. Cooper Group, Inc.	3.5%
CubeSmart	3.4%
Regal Rexnord Corp.	3.2%
Gates Industrial Corp. plc	2.7%
Webster Financial Corp.	2.5%
Lancaster Colony Corp.	2.5%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.4%
WESCO International, Inc.	5.0%
Post Holdings, Inc.	4.3%
Ashland, Inc.	3.6%
Mr. Cooper Group, Inc.	3.5%
CubeSmart	3.4%
Regal Rexnord Corp.	3.2%
Gates Industrial Corp. plc	2.7%
Webster Financial Corp.	2.5%
Lancaster Colony Corp.	2.5%

Small-Mid Cap Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Class Y
Trading Symbol	DHMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMYX) returned 0.78% for the 6-month period ended June 30, 2024. Over that same period, the Russell 2500 Index returned 2.35%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	0.78%	5.79%	7.04%	6.58%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 2500 Index	2.35%	10.47%	8.31%	7.99%

Net Assets	$ 1,343,915,587
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 5,769,331
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$1,343,915,587
Number of Portfolio Holdings	62
Portfolio Turnover Rate (%)	11%
Total Advisory Fees Paid ($)	$5,769,331

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.4%
WESCO International, Inc.	5.0%
Post Holdings, Inc.	4.3%
Ashland, Inc.	3.6%
Mr. Cooper Group, Inc.	3.5%
CubeSmart	3.4%
Regal Rexnord Corp.	3.2%
Gates Industrial Corp. plc	2.7%
Webster Financial Corp.	2.5%
Lancaster Colony Corp.	2.5%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.4%
WESCO International, Inc.	5.0%
Post Holdings, Inc.	4.3%
Ashland, Inc.	3.6%
Mr. Cooper Group, Inc.	3.5%
CubeSmart	3.4%
Regal Rexnord Corp.	3.2%
Gates Industrial Corp. plc	2.7%
Webster Financial Corp.	2.5%
Lancaster Colony Corp.	2.5%

Mid Cap Fund - Investor class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Investor
Trading Symbol	DHPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPAX) returned 4.40% for the 6-month period ended June 30, 2024. Over that same period, the Russell Midcap Index returned 4.96%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	4.40%	11.18%	6.08%	6.39%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell Midcap Index	4.96%	12.88%	9.46%	9.04%

Net Assets	$ 156,631,233
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 487,478
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$156,631,233
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$487,478

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.1%
WESCO International, Inc.	4.8%
Post Holdings, Inc.	4.3%
American International Group, Inc.	3.9%
Regal Rexnord Corp.	3.2%
Ashland, Inc.	3.2%
Parker-Hannifin Corp.	3.1%
Freeport-McMoRan, Inc.	3.1%
CubeSmart	3.0%
SS&C Technologies Holdings, Inc.	2.4%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.1%
WESCO International, Inc.	4.8%
Post Holdings, Inc.	4.3%
American International Group, Inc.	3.9%
Regal Rexnord Corp.	3.2%
Ashland, Inc.	3.2%
Parker-Hannifin Corp.	3.1%
Freeport-McMoRan, Inc.	3.1%
CubeSmart	3.0%
SS&C Technologies Holdings, Inc.	2.4%

Mid Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Class I
Trading Symbol	DHPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPIX) returned 4.53% for the 6-month period ended June 30, 2024. Over that same period, the Russell Midcap Index returned 4.96%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	4.53%	11.50%	6.37%	6.69%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell Midcap Index	4.96%	12.88%	9.46%	9.04%

Net Assets	$ 156,631,233
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 487,478
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$156,631,233
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$487,478

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.1%
WESCO International, Inc.	4.8%
Post Holdings, Inc.	4.3%
American International Group, Inc.	3.9%
Regal Rexnord Corp.	3.2%
Ashland, Inc.	3.2%
Parker-Hannifin Corp.	3.1%
Freeport-McMoRan, Inc.	3.1%
CubeSmart	3.0%
SS&C Technologies Holdings, Inc.	2.4%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.1%
WESCO International, Inc.	4.8%
Post Holdings, Inc.	4.3%
American International Group, Inc.	3.9%
Regal Rexnord Corp.	3.2%
Ashland, Inc.	3.2%
Parker-Hannifin Corp.	3.1%
Freeport-McMoRan, Inc.	3.1%
CubeSmart	3.0%
SS&C Technologies Holdings, Inc.	2.4%

Mid Cap Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Class Y
Trading Symbol	DHPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPYX) returned 4.64% for the 6-month period ended June 30, 2024. Over that same period, the Russell Midcap Index returned 4.96%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	4.64%	11.62%	6.51%	6.82%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell Midcap Index	4.96%	12.88%	9.46%	9.04%

Net Assets	$ 156,631,233
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 487,478
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$156,631,233
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$487,478

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.1%
WESCO International, Inc.	4.8%
Post Holdings, Inc.	4.3%
American International Group, Inc.	3.9%
Regal Rexnord Corp.	3.2%
Ashland, Inc.	3.2%
Parker-Hannifin Corp.	3.1%
Freeport-McMoRan, Inc.	3.1%
CubeSmart	3.0%
SS&C Technologies Holdings, Inc.	2.4%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Red Rock Resorts, Inc. Class A	5.1%
WESCO International, Inc.	4.8%
Post Holdings, Inc.	4.3%
American International Group, Inc.	3.9%
Regal Rexnord Corp.	3.2%
Ashland, Inc.	3.2%
Parker-Hannifin Corp.	3.1%
Freeport-McMoRan, Inc.	3.1%
CubeSmart	3.0%
SS&C Technologies Holdings, Inc.	2.4%

Large Cap Fund - Investor class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Investor
Trading Symbol	DHLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLAX) returned 6.15% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	6.15%	14.45%	9.07%	9.04%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%

Net Assets	$ 8,496,447,128
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 21,406,746
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$8,496,447,128
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	12%
Total Advisory Fees Paid ($)	$21,406,746

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	4.3%
ConocoPhillips	3.7%
Bank of America Corp.	3.4%
Abbott Laboratories	3.4%
PepsiCo, Inc.	3.1%
Texas Instruments, Inc.	3.0%
Allstate Corp. (The)	2.8%
General Motors Co.	2.6%
HCA Healthcare, Inc.	2.5%
CarMax, Inc.	2.4%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	4.3%
ConocoPhillips	3.7%
Bank of America Corp.	3.4%
Abbott Laboratories	3.4%
PepsiCo, Inc.	3.1%
Texas Instruments, Inc.	3.0%
Allstate Corp. (The)	2.8%
General Motors Co.	2.6%
HCA Healthcare, Inc.	2.5%
CarMax, Inc.	2.4%

Large Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Class I
Trading Symbol	DHLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLRX) returned 6.29% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	6.29%	14.80%	9.39%	9.36%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%

Net Assets	$ 8,496,447,128
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 21,406,746
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$8,496,447,128
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	12%
Total Advisory Fees Paid ($)	$21,406,746

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	4.3%
ConocoPhillips	3.7%
Bank of America Corp.	3.4%
Abbott Laboratories	3.4%
PepsiCo, Inc.	3.1%
Texas Instruments, Inc.	3.0%
Allstate Corp. (The)	2.8%
General Motors Co.	2.6%
HCA Healthcare, Inc.	2.5%
CarMax, Inc.	2.4%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	4.3%
ConocoPhillips	3.7%
Bank of America Corp.	3.4%
Abbott Laboratories	3.4%
PepsiCo, Inc.	3.1%
Texas Instruments, Inc.	3.0%
Allstate Corp. (The)	2.8%
General Motors Co.	2.6%
HCA Healthcare, Inc.	2.5%
CarMax, Inc.	2.4%

Large Cap Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Class Y
Trading Symbol	DHLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLYX) returned 6.35% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	6.35%	14.92%	9.51%	9.48%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%

Net Assets	$ 8,496,447,128
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 21,406,746
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$8,496,447,128
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	12%
Total Advisory Fees Paid ($)	$21,406,746

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	4.3%
ConocoPhillips	3.7%
Bank of America Corp.	3.4%
Abbott Laboratories	3.4%
PepsiCo, Inc.	3.1%
Texas Instruments, Inc.	3.0%
Allstate Corp. (The)	2.8%
General Motors Co.	2.6%
HCA Healthcare, Inc.	2.5%
CarMax, Inc.	2.4%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	4.3%
ConocoPhillips	3.7%
Bank of America Corp.	3.4%
Abbott Laboratories	3.4%
PepsiCo, Inc.	3.1%
Texas Instruments, Inc.	3.0%
Allstate Corp. (The)	2.8%
General Motors Co.	2.6%
HCA Healthcare, Inc.	2.5%
CarMax, Inc.	2.4%

Large Cap Concentrated Fund - Investor class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Concentrated Fund
Class Name	Investor
Trading Symbol	DHFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFAX) returned 7.96% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Since Inception (02/26/2021)
Investor	7.96%	19.54%	8.76%
Russell 3000 Index	13.56%	23.13%	10.96%
Russell 1000 Index	14.24%	23.88%	11.76%

Performance Inception Date	Feb. 26, 2021
Net Assets	$ 31,124,372
Holdings Count | shares	21
Advisory Fees Paid, Amount	$ 74,276
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$31,124,372
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$74,276

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	8.4%
ConocoPhillips	7.0%
Abbott Laboratories	6.0%
PepsiCo, Inc.	5.7%
Texas Instruments, Inc.	5.6%
Allstate Corp. (The)	5.5%
Bank of America Corp.	5.0%
General Motors Co.	4.8%
HCA Healthcare, Inc.	4.8%
Union Pacific Corp.	4.6%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	8.4%
ConocoPhillips	7.0%
Abbott Laboratories	6.0%
PepsiCo, Inc.	5.7%
Texas Instruments, Inc.	5.6%
Allstate Corp. (The)	5.5%
Bank of America Corp.	5.0%
General Motors Co.	4.8%
HCA Healthcare, Inc.	4.8%
Union Pacific Corp.	4.6%

Large Cap Concentrated Fund - Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Concentrated Fund
Class Name	Class I
Trading Symbol	DHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFIX) returned 8.07% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Since Inception (02/26/2021)
Class I	8.07%	19.91%	9.07%
Russell 3000 Index	13.56%	23.13%	10.96%
Russell 1000 Index	14.24%	23.88%	11.76%

Performance Inception Date	Feb. 26, 2021
Net Assets	$ 31,124,372
Holdings Count | shares	21
Advisory Fees Paid, Amount	$ 74,276
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$31,124,372
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$74,276

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	8.4%
ConocoPhillips	7.0%
Abbott Laboratories	6.0%
PepsiCo, Inc.	5.7%
Texas Instruments, Inc.	5.6%
Allstate Corp. (The)	5.5%
Bank of America Corp.	5.0%
General Motors Co.	4.8%
HCA Healthcare, Inc.	4.8%
Union Pacific Corp.	4.6%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	8.4%
ConocoPhillips	7.0%
Abbott Laboratories	6.0%
PepsiCo, Inc.	5.7%
Texas Instruments, Inc.	5.6%
Allstate Corp. (The)	5.5%
Bank of America Corp.	5.0%
General Motors Co.	4.8%
HCA Healthcare, Inc.	4.8%
Union Pacific Corp.	4.6%

Large Cap Concentrated Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Concentrated Fund
Class Name	Class Y
Trading Symbol	DHFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHFYX) returned 8.15% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Since Inception (02/26/2021)
Class Y	8.15%	20.00%	9.19%
Russell 3000 Index	13.56%	23.13%	10.96%
Russell 1000 Index	14.24%	23.88%	11.76%

Performance Inception Date	Feb. 26, 2021
Net Assets	$ 31,124,372
Holdings Count | shares	21
Advisory Fees Paid, Amount	$ 74,276
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$31,124,372
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$74,276

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)

Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	8.4%
ConocoPhillips	7.0%
Abbott Laboratories	6.0%
PepsiCo, Inc.	5.7%
Texas Instruments, Inc.	5.6%
Allstate Corp. (The)	5.5%
Bank of America Corp.	5.0%
General Motors Co.	4.8%
HCA Healthcare, Inc.	4.8%
Union Pacific Corp.	4.6%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
American International Group, Inc.	8.4%
ConocoPhillips	7.0%
Abbott Laboratories	6.0%
PepsiCo, Inc.	5.7%
Texas Instruments, Inc.	5.6%
Allstate Corp. (The)	5.5%
Bank of America Corp.	5.0%
General Motors Co.	4.8%
HCA Healthcare, Inc.	4.8%
Union Pacific Corp.	4.6%

Select Fund - Investor class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Investor
Trading Symbol	DHTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTAX) returned 6.69% for the 6-month period ended June 30, 2024. Over that same period, the Russell 3000 Index returned 13.56%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	6.69%	18.22%	14.28%	10.38%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%

Net Assets	$ 533,731,597
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 1,759,672
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$533,731,597
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$1,759,672

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Mr. Cooper Group, Inc.	8.0%
Red Rock Resorts, Inc. Class A	6.2%
American International Group, Inc.	6.2%
Cimpress plc	5.4%
Ashland, Inc.	4.9%
Regal Rexnord Corp.	4.8%
WESCO International, Inc.	4.6%
Allstate Corp. (The)	4.3%
Enovis Corp.	4.1%
CarMax, Inc.	4.0%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Mr. Cooper Group, Inc.	8.0%
Red Rock Resorts, Inc. Class A	6.2%
American International Group, Inc.	6.2%
Cimpress plc	5.4%
Ashland, Inc.	4.9%
Regal Rexnord Corp.	4.8%
WESCO International, Inc.	4.6%
Allstate Corp. (The)	4.3%
Enovis Corp.	4.1%
CarMax, Inc.	4.0%

Select Fund - Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Class I
Trading Symbol	DHLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLTX) returned 6.86% for the 6-month period ended June 30, 2024. Over that same period, the Russell 3000 Index returned 13.56%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	6.86%	18.59%	14.63%	10.70%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%

Net Assets	$ 533,731,597
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 1,759,672
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$533,731,597
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$1,759,672

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Mr. Cooper Group, Inc.	8.0%
Red Rock Resorts, Inc. Class A	6.2%
American International Group, Inc.	6.2%
Cimpress plc	5.4%
Ashland, Inc.	4.9%
Regal Rexnord Corp.	4.8%
WESCO International, Inc.	4.6%
Allstate Corp. (The)	4.3%
Enovis Corp.	4.1%
CarMax, Inc.	4.0%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Mr. Cooper Group, Inc.	8.0%
Red Rock Resorts, Inc. Class A	6.2%
American International Group, Inc.	6.2%
Cimpress plc	5.4%
Ashland, Inc.	4.9%
Regal Rexnord Corp.	4.8%
WESCO International, Inc.	4.6%
Allstate Corp. (The)	4.3%
Enovis Corp.	4.1%
CarMax, Inc.	4.0%

Select Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Class Y
Trading Symbol	DHTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTYX) returned 6.92% for the 6-month period ended June 30, 2024. Over that same period, the Russell 3000 Index returned 13.56%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	6.92%	18.67%	14.77%	10.83%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%

Net Assets	$ 533,731,597
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 1,759,672
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$533,731,597
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$1,759,672

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Mr. Cooper Group, Inc.	8.0%
Red Rock Resorts, Inc. Class A	6.2%
American International Group, Inc.	6.2%
Cimpress plc	5.4%
Ashland, Inc.	4.9%
Regal Rexnord Corp.	4.8%
WESCO International, Inc.	4.6%
Allstate Corp. (The)	4.3%
Enovis Corp.	4.1%
CarMax, Inc.	4.0%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Mr. Cooper Group, Inc.	8.0%
Red Rock Resorts, Inc. Class A	6.2%
American International Group, Inc.	6.2%
Cimpress plc	5.4%
Ashland, Inc.	4.9%
Regal Rexnord Corp.	4.8%
WESCO International, Inc.	4.6%
Allstate Corp. (The)	4.3%
Enovis Corp.	4.1%
CarMax, Inc.	4.0%

Long-Short Fund - Investor class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Investor
Trading Symbol	DIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$88	1.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAMX) returned 10.04% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24% and the 60%/40% Blended Index returned 9.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Investor	10.04%	18.94%	7.07%	5.83%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%
60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index	9.57%	16.48%	9.92%	8.29%

Net Assets	$ 1,834,275,138
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 8,097,386
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets ($)	$1,834,275,138
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$8,097,386
Number of Long/(Short) Holdings in Portfolio	57 / (42)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Long Portfolio
Short Portfolio
Top Ten Holdings
Top 10	% of Net Assets
Long:
Alphabet, Inc., Class A	4.4%
Microsoft Corp.	4.2%
Citigroup, Inc.	4.2%
American International Group, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Chevron Corp.	2.6%
WNS Holdings Ltd.	2.4%
Parker-Hannifin Corp.	2.3%
HCA Healthcare, Inc.	2.2%
SS&C Technologies Holdings, Inc.	2.1%
Short:
International Business Machines Corp.	-2.1%
WD-40 Co.	-1.7%
Garmin Ltd.	-1.6%
Mueller Industries, Inc.	-1.6%
Alarm.com Holdings, Inc.	-1.4%
Ormat Technologies, Inc.	-1.3%
Acushnet Holdings Corp.	-1.2%
Doximity, Inc. Class A	-1.2%
GameStop Corp., Class A	-1.1%
Teradata Corp.	-1.0%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Long:
Alphabet, Inc., Class A	4.4%
Microsoft Corp.	4.2%
Citigroup, Inc.	4.2%
American International Group, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Chevron Corp.	2.6%
WNS Holdings Ltd.	2.4%
Parker-Hannifin Corp.	2.3%
HCA Healthcare, Inc.	2.2%
SS&C Technologies Holdings, Inc.	2.1%
Short:
International Business Machines Corp.	-2.1%
WD-40 Co.	-1.7%
Garmin Ltd.	-1.6%
Mueller Industries, Inc.	-1.6%
Alarm.com Holdings, Inc.	-1.4%
Ormat Technologies, Inc.	-1.3%
Acushnet Holdings Corp.	-1.2%
Doximity, Inc. Class A	-1.2%
GameStop Corp., Class A	-1.1%
Teradata Corp.	-1.0%

Long-Short Fund - Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Class I
Trading Symbol	DHLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLSX) returned 10.21% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24% and the 60%/40% Blended Index returned 9.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class I	10.21%	19.29%	7.39%	6.14%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%
60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index	9.57%	16.48%	9.92%	8.29%

Net Assets	$ 1,834,275,138
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 8,097,386
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets ($)	$1,834,275,138
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$8,097,386
Number of Long/(Short) Holdings in Portfolio	57 / (42)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Long Portfolio
Short Portfolio
Top Ten Holdings
Top 10	% of Net Assets
Long:
Alphabet, Inc., Class A	4.4%
Microsoft Corp.	4.2%
Citigroup, Inc.	4.2%
American International Group, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Chevron Corp.	2.6%
WNS Holdings Ltd.	2.4%
Parker-Hannifin Corp.	2.3%
HCA Healthcare, Inc.	2.2%
SS&C Technologies Holdings, Inc.	2.1%
Short:
International Business Machines Corp.	-2.1%
WD-40 Co.	-1.7%
Garmin Ltd.	-1.6%
Mueller Industries, Inc.	-1.6%
Alarm.com Holdings, Inc.	-1.4%
Ormat Technologies, Inc.	-1.3%
Acushnet Holdings Corp.	-1.2%
Doximity, Inc. Class A	-1.2%
GameStop Corp., Class A	-1.1%
Teradata Corp.	-1.0%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Long:
Alphabet, Inc., Class A	4.4%
Microsoft Corp.	4.2%
Citigroup, Inc.	4.2%
American International Group, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Chevron Corp.	2.6%
WNS Holdings Ltd.	2.4%
Parker-Hannifin Corp.	2.3%
HCA Healthcare, Inc.	2.2%
SS&C Technologies Holdings, Inc.	2.1%
Short:
International Business Machines Corp.	-2.1%
WD-40 Co.	-1.7%
Garmin Ltd.	-1.6%
Mueller Industries, Inc.	-1.6%
Alarm.com Holdings, Inc.	-1.4%
Ormat Technologies, Inc.	-1.3%
Acushnet Holdings Corp.	-1.2%
Doximity, Inc. Class A	-1.2%
GameStop Corp., Class A	-1.1%
Teradata Corp.	-1.0%

Long-Short Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Class Y
Trading Symbol	DIAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAYX) returned 10.26% for the 6-month period ended June 30, 2024. Over that same period, the Russell 1000 Index returned 14.24% and the 60%/40% Blended Index returned 9.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Ten Years
Class Y	10.26%	19.39%	7.51%	6.26%
Russell 3000 Index	13.56%	23.13%	14.14%	12.15%
Russell 1000 Index	14.24%	23.88%	14.61%	12.51%
60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index	9.57%	16.48%	9.92%	8.29%

Net Assets	$ 1,834,275,138
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 8,097,386
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets ($)	$1,834,275,138
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$8,097,386
Number of Long/(Short) Holdings in Portfolio	57 / (42)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Long Portfolio
Short Portfolio
Top Ten Holdings
Top 10	% of Net Assets
Long:
Alphabet, Inc., Class A	4.4%
Microsoft Corp.	4.2%
Citigroup, Inc.	4.2%
American International Group, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Chevron Corp.	2.6%
WNS Holdings Ltd.	2.4%
Parker-Hannifin Corp.	2.3%
HCA Healthcare, Inc.	2.2%
SS&C Technologies Holdings, Inc.	2.1%
Short:
International Business Machines Corp.	-2.1%
WD-40 Co.	-1.7%
Garmin Ltd.	-1.6%
Mueller Industries, Inc.	-1.6%
Alarm.com Holdings, Inc.	-1.4%
Ormat Technologies, Inc.	-1.3%
Acushnet Holdings Corp.	-1.2%
Doximity, Inc. Class A	-1.2%
GameStop Corp., Class A	-1.1%
Teradata Corp.	-1.0%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Long:
Alphabet, Inc., Class A	4.4%
Microsoft Corp.	4.2%
Citigroup, Inc.	4.2%
American International Group, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Chevron Corp.	2.6%
WNS Holdings Ltd.	2.4%
Parker-Hannifin Corp.	2.3%
HCA Healthcare, Inc.	2.2%
SS&C Technologies Holdings, Inc.	2.1%
Short:
International Business Machines Corp.	-2.1%
WD-40 Co.	-1.7%
Garmin Ltd.	-1.6%
Mueller Industries, Inc.	-1.6%
Alarm.com Holdings, Inc.	-1.4%
Ormat Technologies, Inc.	-1.3%
Acushnet Holdings Corp.	-1.2%
Doximity, Inc. Class A	-1.2%
GameStop Corp., Class A	-1.1%
Teradata Corp.	-1.0%

International Fund - Investor class
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Investor
Trading Symbol	DHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIAX) returned 6.12% for the 6-month period ended June 30, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.69%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Investor	6.12%	10.26%	6.99%	8.51%
MSCI ACWI ex USA Index	5.69%	11.62%	5.55%	6.68%

Performance Inception Date	Dec. 30, 2016
Net Assets	$ 133,545,677
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 414,437
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$133,545,677
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$414,437

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Unilever plc	3.8%
Samsung Electronics Co. Ltd.	3.8%
EXOR NV	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.3%
HDFC Bank Ltd. - ADR	3.2%
Tesco plc	3.2%
Canadian Natural Resources Ltd.	2.7%
Compagnie Financiere Richemont SA, Class A	2.7%
Spotify Technology SA	2.6%
Howden Joinery Group plc	2.6%
Top Country Exposure
Geographic Region	% of Net Assets
United Kingdom	23.3%
Switzerland	12.9%
Canada	6.9%
Japan	5.6%
United States	5.0%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Unilever plc	3.8%
Samsung Electronics Co. Ltd.	3.8%
EXOR NV	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.3%
HDFC Bank Ltd. - ADR	3.2%
Tesco plc	3.2%
Canadian Natural Resources Ltd.	2.7%
Compagnie Financiere Richemont SA, Class A	2.7%
Spotify Technology SA	2.6%
Howden Joinery Group plc	2.6%

International Fund - Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Class I
Trading Symbol	DHIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIIX) returned 6.29% for the 6-month period ended June 30, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.69%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class I	6.29%	10.54%	7.29%	8.82%
MSCI ACWI ex USA Index	5.69%	11.62%	5.55%	6.68%

Performance Inception Date	Dec. 30, 2016
Net Assets	$ 133,545,677
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 414,437
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$133,545,677
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$414,437

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Unilever plc	3.8%
Samsung Electronics Co. Ltd.	3.8%
EXOR NV	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.3%
HDFC Bank Ltd. - ADR	3.2%
Tesco plc	3.2%
Canadian Natural Resources Ltd.	2.7%
Compagnie Financiere Richemont SA, Class A	2.7%
Spotify Technology SA	2.6%
Howden Joinery Group plc	2.6%
Top Country Exposure
Geographic Region	% of Net Assets
United Kingdom	23.3%
Switzerland	12.9%
Canada	6.9%
Japan	5.6%
United States	5.0%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Unilever plc	3.8%
Samsung Electronics Co. Ltd.	3.8%
EXOR NV	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.3%
HDFC Bank Ltd. - ADR	3.2%
Tesco plc	3.2%
Canadian Natural Resources Ltd.	2.7%
Compagnie Financiere Richemont SA, Class A	2.7%
Spotify Technology SA	2.6%
Howden Joinery Group plc	2.6%

International Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Class Y
Trading Symbol	DHIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIYX) returned 6.34% for the 6-month period ended June 30, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.69%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class Y	6.34%	10.70%	7.41%	8.95%
MSCI ACWI ex USA Index	5.69%	11.62%	5.55%	6.68%

Performance Inception Date	Dec. 30, 2016
Net Assets	$ 133,545,677
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 414,437
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets ($)	$133,545,677
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$414,437

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
Unilever plc	3.8%
Samsung Electronics Co. Ltd.	3.8%
EXOR NV	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.3%
HDFC Bank Ltd. - ADR	3.2%
Tesco plc	3.2%
Canadian Natural Resources Ltd.	2.7%
Compagnie Financiere Richemont SA, Class A	2.7%
Spotify Technology SA	2.6%
Howden Joinery Group plc	2.6%
Top Country Exposure
Geographic Region	% of Net Assets
United Kingdom	23.3%
Switzerland	12.9%
Canada	6.9%
Japan	5.6%
United States	5.0%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
Unilever plc	3.8%
Samsung Electronics Co. Ltd.	3.8%
EXOR NV	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.3%
HDFC Bank Ltd. - ADR	3.2%
Tesco plc	3.2%
Canadian Natural Resources Ltd.	2.7%
Compagnie Financiere Richemont SA, Class A	2.7%
Spotify Technology SA	2.6%
Howden Joinery Group plc	2.6%

Short Duration Securitized Bond Fund - Investor class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Investor
Trading Symbol	DHEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEAX) returned 4.37% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 1.38%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency commercial mortgage-backed securities (CMBS) and non-Agency mortgage-backed securities sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, Agency mortgage-backed securities (MBS) and corporate credit sectors were only modestly positive.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	4.37%	10.17%	3.10%	3.33%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%
Bloomberg US 1-3 Year Government/Credit Index	1.38%	4.87%	1.25%	1.37%

Performance Inception Date	Jul. 05, 2016
Net Assets	$ 2,494,620,791
Holdings Count | shares	479
Advisory Fees Paid, Amount	$ 3,283,609
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets ($)	$2,494,620,791
Number of Portfolio Holdings	479
Portfolio Turnover Rate (%)	27%
Total Advisory Fees Paid ($)	$3,283,609
Effective Duration	1.40
Weighted Average Life	2.15
Option-Adjusted Spread	310

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.5%
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.4%
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.3%
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	1.0%
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	1.0%
U.S. Treasury Notes 2.250% 10/31/24	1.0%
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34	1.0%
GNMA, Series 2023-112, Class ET 7.000% 08/20/63	0.9%
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28	0.9%
U.S. Treasury Notes 1.875% 08/31/24	0.8%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.5%
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.4%
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.3%
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	1.0%
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	1.0%
U.S. Treasury Notes 2.250% 10/31/24	1.0%
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34	1.0%
GNMA, Series 2023-112, Class ET 7.000% 08/20/63	0.9%
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28	0.9%
U.S. Treasury Notes 1.875% 08/31/24	0.8%

Short Duration Securitized Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Class I
Trading Symbol	DHEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEIX) returned 4.51% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 1.38%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency commercial mortgage-backed securities (CMBS) and non-Agency mortgage-backed securities sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, Agency mortgage-backed securities (MBS) and corporate credit sectors were only modestly positive.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	4.51%	10.61%	3.43%	3.65%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%
Bloomberg US 1-3 Year Government/Credit Index	1.38%	4.87%	1.25%	1.37%

Performance Inception Date	Jul. 05, 2016
Net Assets	$ 2,494,620,791
Holdings Count | shares	479
Advisory Fees Paid, Amount	$ 3,283,609
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets ($)	$2,494,620,791
Number of Portfolio Holdings	479
Portfolio Turnover Rate (%)	27%
Total Advisory Fees Paid ($)	$3,283,609
Effective Duration	1.40
Weighted Average Life	2.15
Option-Adjusted Spread	310

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.5%
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.4%
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.3%
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	1.0%
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	1.0%
U.S. Treasury Notes 2.250% 10/31/24	1.0%
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34	1.0%
GNMA, Series 2023-112, Class ET 7.000% 08/20/63	0.9%
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28	0.9%
U.S. Treasury Notes 1.875% 08/31/24	0.8%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.5%
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.4%
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.3%
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	1.0%
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	1.0%
U.S. Treasury Notes 2.250% 10/31/24	1.0%
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34	1.0%
GNMA, Series 2023-112, Class ET 7.000% 08/20/63	0.9%
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28	0.9%
U.S. Treasury Notes 1.875% 08/31/24	0.8%

Short Duration Securitized Bond Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Class Y
Trading Symbol	DHEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEYX) returned 4.57% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 1.38%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency commercial mortgage-backed securities (CMBS) and non-Agency mortgage-backed securities sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, Agency mortgage-backed securities (MBS) and corporate credit sectors were only modestly positive.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	4.57%	10.72%	3.54%	3.76%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%
Bloomberg US 1-3 Year Government/Credit Index	1.38%	4.87%	1.25%	1.37%

Performance Inception Date	Jul. 05, 2016
Net Assets	$ 2,494,620,791
Holdings Count | shares	479
Advisory Fees Paid, Amount	$ 3,283,609
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets ($)	$2,494,620,791
Number of Portfolio Holdings	479
Portfolio Turnover Rate (%)	27%
Total Advisory Fees Paid ($)	$3,283,609
Effective Duration	1.40
Weighted Average Life	2.15
Option-Adjusted Spread	310

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.5%
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.4%
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.3%
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	1.0%
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	1.0%
U.S. Treasury Notes 2.250% 10/31/24	1.0%
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34	1.0%
GNMA, Series 2023-112, Class ET 7.000% 08/20/63	0.9%
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28	0.9%
U.S. Treasury Notes 1.875% 08/31/24	0.8%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.5%
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.4%
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.3%
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	1.0%
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	1.0%
U.S. Treasury Notes 2.250% 10/31/24	1.0%
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34	1.0%
GNMA, Series 2023-112, Class ET 7.000% 08/20/63	0.9%
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28	0.9%
U.S. Treasury Notes 1.875% 08/31/24	0.8%

Core Bond Fund - Investor class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Investor
Trading Symbol	DHRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRAX) returned 0.72% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned -0.71%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency mortgage-back securities (MBS) and non-Agency commercial mortgage-backed securities (CMBS) sectors. Hampering performance was the Fund's Agency Collateralized Mortgage Obligations (CMOs) and Treasury securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	0.72%	4.22%	0.34%	1.27%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%

Performance Inception Date	Jul. 05, 2016
Net Assets	$ 1,698,032,357
Holdings Count | shares	1,053
Advisory Fees Paid, Amount	$ 2,444,808
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets ($)	$1,698,032,357
Number of Portfolio Holdings	1,053
Portfolio Turnover Rate (%)	14%
Total Advisory Fees Paid ($)	$2,444,808
Effective Duration	5.77
Weighted Average Life	7.60
Option-Adjusted Spread	164

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
U.S. Treasury Bonds 2.250% 08/15/46	1.4%
U.S. Treasury Bonds 3.000% 02/15/48	1.2%
U.S. Treasury Notes 0.625% 08/15/30	1.2%
U.S. Treasury Bonds 1.375% 11/15/40	1.1%
U.S. Treasury Bonds 1.125% 08/15/40	1.1%
U.S. Treasury Notes 1.250% 09/30/28	1.1%
U.S. Treasury STRIPS 0.625% 2/15/43	1.1%
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	1.1%
FNMA, Pool #BM6732 4.000% 11/01/48	0.9%
U.S. Treasury Bonds 1.625% 11/15/50	0.8%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
U.S. Treasury Bonds 2.250% 08/15/46	1.4%
U.S. Treasury Bonds 3.000% 02/15/48	1.2%
U.S. Treasury Notes 0.625% 08/15/30	1.2%
U.S. Treasury Bonds 1.375% 11/15/40	1.1%
U.S. Treasury Bonds 1.125% 08/15/40	1.1%
U.S. Treasury Notes 1.250% 09/30/28	1.1%
U.S. Treasury STRIPS 0.625% 2/15/43	1.1%
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	1.1%
FNMA, Pool #BM6732 4.000% 11/01/48	0.9%
U.S. Treasury Bonds 1.625% 11/15/50	0.8%

Core Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Class I
Trading Symbol	DHRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRIX) returned 0.77% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned -0.71%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency mortgage-back securities (MBS) and non-Agency commercial mortgage-backed securities (CMBS) sectors. Hampering performance was the Fund's Agency Collateralized Mortgage Obligations (CMOs) and Treasury securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	0.77%	4.48%	0.62%	1.56%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%

Performance Inception Date	Jul. 05, 2016
Net Assets	$ 1,698,032,357
Holdings Count | shares	1,053
Advisory Fees Paid, Amount	$ 2,444,808
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets ($)	$1,698,032,357
Number of Portfolio Holdings	1,053
Portfolio Turnover Rate (%)	14%
Total Advisory Fees Paid ($)	$2,444,808
Effective Duration	5.77
Weighted Average Life	7.60
Option-Adjusted Spread	164

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
U.S. Treasury Bonds 2.250% 08/15/46	1.4%
U.S. Treasury Bonds 3.000% 02/15/48	1.2%
U.S. Treasury Notes 0.625% 08/15/30	1.2%
U.S. Treasury Bonds 1.375% 11/15/40	1.1%
U.S. Treasury Bonds 1.125% 08/15/40	1.1%
U.S. Treasury Notes 1.250% 09/30/28	1.1%
U.S. Treasury STRIPS 0.625% 2/15/43	1.1%
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	1.1%
FNMA, Pool #BM6732 4.000% 11/01/48	0.9%
U.S. Treasury Bonds 1.625% 11/15/50	0.8%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
U.S. Treasury Bonds 2.250% 08/15/46	1.4%
U.S. Treasury Bonds 3.000% 02/15/48	1.2%
U.S. Treasury Notes 0.625% 08/15/30	1.2%
U.S. Treasury Bonds 1.375% 11/15/40	1.1%
U.S. Treasury Bonds 1.125% 08/15/40	1.1%
U.S. Treasury Notes 1.250% 09/30/28	1.1%
U.S. Treasury STRIPS 0.625% 2/15/43	1.1%
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	1.1%
FNMA, Pool #BM6732 4.000% 11/01/48	0.9%
U.S. Treasury Bonds 1.625% 11/15/50	0.8%

Core Bond Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Class Y
Trading Symbol	DHRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Six Months? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRYX) returned 0.95% for the 6-month period ended June 30, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned -0.71%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-Agency mortgage-back securities (MBS) and non-Agency commercial mortgage-backed securities (CMBS) sectors. Hampering performance was the Fund's Agency Collateralized Mortgage Obligations (CMOs) and Treasury securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2024
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	0.95%	4.73%	0.76%	1.68%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	0.63%

Performance Inception Date	Jul. 05, 2016
Net Assets	$ 1,698,032,357
Holdings Count | shares	1,053
Advisory Fees Paid, Amount	$ 2,444,808
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets ($)	$1,698,032,357
Number of Portfolio Holdings	1,053
Portfolio Turnover Rate (%)	14%
Total Advisory Fees Paid ($)	$2,444,808
Effective Duration	5.77
Weighted Average Life	7.60
Option-Adjusted Spread	164

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (%)
Top Ten Holdings
Top 10	% of Net Assets
U.S. Treasury Bonds 2.250% 08/15/46	1.4%
U.S. Treasury Bonds 3.000% 02/15/48	1.2%
U.S. Treasury Notes 0.625% 08/15/30	1.2%
U.S. Treasury Bonds 1.375% 11/15/40	1.1%
U.S. Treasury Bonds 1.125% 08/15/40	1.1%
U.S. Treasury Notes 1.250% 09/30/28	1.1%
U.S. Treasury STRIPS 0.625% 2/15/43	1.1%
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	1.1%
FNMA, Pool #BM6732 4.000% 11/01/48	0.9%
U.S. Treasury Bonds 1.625% 11/15/50	0.8%

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Net Assets
U.S. Treasury Bonds 2.250% 08/15/46	1.4%
U.S. Treasury Bonds 3.000% 02/15/48	1.2%
U.S. Treasury Notes 0.625% 08/15/30	1.2%
U.S. Treasury Bonds 1.375% 11/15/40	1.1%
U.S. Treasury Bonds 1.125% 08/15/40	1.1%
U.S. Treasury Notes 1.250% 09/30/28	1.1%
U.S. Treasury STRIPS 0.625% 2/15/43	1.1%
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	1.1%
FNMA, Pool #BM6732 4.000% 11/01/48	0.9%
U.S. Treasury Bonds 1.625% 11/15/50	0.8%